Cover Page	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Cable One, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36863
Entity Tax Identification Number	13-3060083
Entity Address, Address Line One	Phoenix
Entity Address, City or Town	210 E. Earll Drive
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85012
City Area Code	602
Local Phone Number	364-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CABO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001632127
Amendment Flag	false